PROPERTY AND EQUIPMENT - Equipment units under modernization program (Details) Rp in Millions, RM in Millions, $ in Millions, $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2023 IDR (Rp)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 IDR (Rp)	Dec. 31, 2021 IDR (Rp)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 MYR (RM)	Dec. 31, 2022 HKD ($)	Dec. 31, 2022 SGD ($)	Dec. 31, 2022 MYR (RM)
Equipment units under modernization program
Proceeds from insurance claims	Rp 199,000	$ 13	Rp 299,000	Rp 133,000
Property and equipment	178,800,000		171,491,000	163,205,000	$ 11,611
Property and equipment excluding land rights insured	175,519,000		172,112,000
Property and equipment excluding land rights insured amount	41,045,000		36,319,000			RM 0	$ 10	$ 373	RM 54
First loss basis			2,750,000
Pledged as collateral under lending agreements	3,076,000		18,370,000
Depreciated property and equipment still used in operations	85,564,000		67,979,000
Property under construction
Equipment units under modernization program
Interest capitalized	124,000		79,000	52,000
Foreign exchange loss capitalized	Rp 0		Rp 0	0
Percentage of completion of property under construction	74.09%		55.91%		74.09%	74.09%	55.91%	55.91%	55.91%
Amount of expenditures in property under construction	Rp 5,836,000		Rp 3,934,000
Lost and broken equipment
Equipment units under modernization program
Proceeds from insurance claims	199,000		299,000	133,000
Property and equipment	185,000		270,000	Rp 103,000
Multi Service Access Note
Equipment units under modernization program
Accelerated depreciation.			1,494,000
Land Rights and Buildings
Equipment units under modernization program
Property, plant and equipment fair value used as deemed cost	Rp 51,373,000		49,014,000
Network Indonesia | Service Life | Buildings
Equipment units under modernization program
Reduction in depreciation expense			93,000
Telkomsel
Equipment units under modernization program
Property plant and equipment exchanged			Rp 909,000
Minimum | Property under construction
Equipment units under modernization program
Interest capitalized rate	2.50%	2.50%	5.63%	5.63%
Minimum | Buildings
Equipment units under modernization program
Estimated useful lives of property and equipment	15 years	15 years
Minimum | Service Life
Equipment units under modernization program
Estimated useful lives of property and equipment			30 years
Maximum | Property under construction
Equipment units under modernization program
Interest capitalized rate	8.24%	8.24%	7.90%	8.70%
Maximum | Buildings
Equipment units under modernization program
Estimated useful lives of property and equipment	50 years	50 years
Maximum | Service Life
Equipment units under modernization program
Estimated useful lives of property and equipment			40 years